UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-4074


                   GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000


Date of fiscal year end:  10/31


Date of reporting period: 10/31/03



                                   FORM N-CSR

Item 1.  Reports to Stockholders.

      General
      New York Municipal
      Bond Fund, Inc.

      ANNUAL REPORT October 31, 2003

      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            14   Statement of Assets and Liabilities

                            15   Statement of Operations

                            16   Statement of Changes in Net Assets

                            17   Financial Highlights

                            18   Notes to Financial Statements

                            23   Report of Independent Auditors

                            24   Important Tax Information

                            25   Board Members Information

                            27   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               General New York
                                                      Municipal Bond Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for General New York Municipal Bond Fund, Inc. covers the 12-month period from November 1, 2002, through October 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates and rising bond prices, municipal bonds recently have become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality have generally outperformed those that tend to respond more to changes in interest rates.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 17, 2003

2


DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

HOW DID GENERAL NEW YORK MUNICIPAL BOND FUND, INC. PERFORM RELATIVE TO ITS BENCHMARK?

For the 12-month period ended October 31, 2003, the fund achieved a total return of 3.77%.(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 5.11% for the same period.(2) In addition, the fund is reported in the Lipper New York Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in this Lipper category was 4.62%.(3)

The fund produced a lower return than its benchmark and the Lipper category average because of our emphasis on bonds with maturities in the intermediate-term range, where market volatility was particularly severe, and because of the underperformance of several of the fund's income-oriented holdings. In addition, the fund's benchmark contains bonds from many states, not just New York, and does not reflect fees and other expenses.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The fund will invest at least 65% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond's potential volatility in different rate environments.

                                                                    The Fund  3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

The reporting period began amid persistent economic weakness. To stimulate economic growth, the Federal Reserve Board (the "Fed") reduced short-term interest rates in early November 2002. However, the economy generally failed to respond as concerns related to the impending war in Iraq intensified. Consequently, municipal bond yields continued to drift lower through the first quarter of 2003, producing attractive levels of capital appreciation.

When war began in late March, a veil of uncertainty was lifted from the U.S. economy. Nonetheless, bond yields continued to trend lower during the spring as investors anticipated further short-term interest-rate reductions. The Fed did not disappoint, when it lowered the federal funds rate in late June to 1%, a 45-year low. As a result, many municipal bonds continued to gain value.

However, when more solid evidence of stronger economic growth emerged in early July, many investors worried that the Fed's most recent rate-cut might be its last, and they sold bonds. As a result, the municipal bond market suffered the worst six-week decline in its history, erasing the reporting period's previous gains before recovering some of its lost ground in September and October.

4

Recent signs of economic recovery have not yet resulted in higher tax revenues for New York or its municipalities. To bridge their 2004 budget gaps, the state and New York City enacted a combination of tax increases and spending cuts. In addition, the state relied on one-time financing strategies, including issuance of bonds backed by revenues from the state's settlement of litigation with tobacco companies. Greater issuance of tax-exempt securities from New York issuers put upward pressure on tax-exempt bond yields.

WHAT IS THE FUND'S CURRENT STRATEGY?

We reduced the fund's average duration -- a measure of sensitivity to changing interest rates -- by increasing its holdings of intermediate-term bonds. However, this move detracted from performance when intermediate-term bonds proved particularly susceptible to market volatility during the summer. Accordingly, we recently have diversified the fund's holdings more broadly among securities with different maturities, while maintaining a relatively defensive average duration.

In addition, we have focused on higher-quality securities while reducing the fund's exposure to lower-rated, corporate-backed bonds. While this reduction in lower-quality bonds hurt the fund's performance when these bonds rallied during the reporting period' s second half, we believe it is a prudent change for the longer term.

November 17, 2003

     (1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

     (2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT THE FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

     (3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund 5

FUND PERFORMANCE
Exhibit A
Comparison of change in value of $10,000 investment in General New York Municipal Bond Fund, Inc. and the Lehman Brothers Municipal Bond Index
--------------------------------------------------------------------------------


Average Annual Total Returns as of 10/31/03

                                                    1 Year                          5 Years                       10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                 3.77%                           4.52%                          4.93%

((+))  SOURCE: LIPPER INC.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE FUND'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN THE GENERAL NEW YORK MUNICIPAL BOND FUND, INC. ON 10/31/93 TO A $10,000 INVESTMENT MADE IN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND INVESTS PRIMARILY IN NEW YORK MUNICIPAL SECURITIES AND ITS PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE INDEX IS NOT LIMITED TO INVESTMENTS PRINCIPALLY IN NEW YORK MUNICIPAL OBLIGATIONS AND DOES NOT TAKE INTO ACCOUNT FEES AND EXPENSES. THE INDEX, UNLIKE THE FUND, IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED TAX-EXEMPT BOND MARKET, CALCULATED BY USING MUNICIPAL BONDS SELECTED TO BE REPRESENTATIVE OF THE MUNICIPAL MARKET OVERALL. THESE FACTORS CAN CONTRIBUTE TO THE INDEX POTENTIALLY OUTPERFORMING OR UNDERPERFORMING THE FUND. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

6


STATEMENT OF INVESTMENTS

October 31, 2003

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS--96.9%                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--91.9%

Albany Industrial Development Agency:

   IDR (Hampton Plaza Project) 6.25%, 3/15/2018                                               5,600,000                5,722,360

   LR:

      (New York State Assembly Building Project)

         7.75%, 1/1/2010                                                                      2,615,000                2,612,934

      (New York State Department of Health Building Project)

         7.25%, 10/1/2010                                                                     1,710,000  (a)             957,600

Huntington Housing Authority, Senior Housing Facility Revenue

   (Gurwin Jewish Senior Residences) 6%, 5/1/2029                                             1,370,000                1,221,793

Islip Resource Recovery Agency, RRR

   6.125%, 7/1/2013 (Insured; AMBAC)                                                          1,425,000                1,496,150

Long Island Power Authority, Electric System Revenue

   5.25%, 12/1/2014                                                                           3,000,000                3,223,020

Metropolitan Transportation Authority:

   Revenue 5.50%, 11/15/2018 (Insured; AMBAC)                                                 4,000,000                4,417,760

   Service Contract 5.125% 1/1/2029                                                           1,200,000                1,215,840

   Transit Facilities Revenue:

      5.125%, 7/1/2014 (Insured; FSA) (Prerefunded 1/1/2012)                                  1,220,000  (b)           1,361,081

      5.125%, 7/1/2014 (Insured; FSA) (Prerefunded 7/1/2012)                                  2,780,000  (b)           3,117,270

      6%, 7/1/2016 (Insured; FSA) (Prerefunded 7/1/2008)                                      5,000,000  (b)           5,820,000

New York City:

   6.375%, 8/15/2012 (Prerefunded 8/15/2005)                                                  2,670,000  (b)           2,939,189

   5.875%, 8/15/2013                                                                          3,300,000                3,614,655

   5.25%, 8/1/2016 (Insured; MBIA)                                                            4,505,000                4,907,071

   6%, 8/1/2016                                                                               4,000,000                4,384,640

   5.50%, 8/1/2021                                                                            2,500,000                2,651,775

New York City Industrial Development Agency:

  Civic Facility Revenue:

      (College of Aeronautics Project) 5.50%, 5/1/2028                                        1,600,000                1,584,064

      (Spence School Inc. Project) 5.20%, 7/1/2034                                            1,000,000                1,023,110

   IDR

      (LaGuardia Association LP Project) 6%, 11/1/2028                                        3,790,000  (a)           2,134,414

New York City Municipal Water Finance Authority,

  Water and Sewer System Revenue:

      5.375%, 6/15/2015                                                                       1,070,000                1,179,225

      9.208%, 6/15/2015                                                                       3,000,000  (c,d)         3,612,450

      5.75%, 6/15/2031 (Insured; FGIC)                                                        2,000,000                2,202,460

      5.25%, 6/15/2034                                                                        2,490,000                2,562,359

New York City Transitional Finance Authority,

  Future Tax Secured Revenue:

      3.89%, 5/1/2012                                                                         3,500,000  (c,d)         4,150,930

      6%, 11/15/2013                                                                            760,000                  881,547

                                                                                                                    The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

New York City Transitional Finance Authority,

  Future Tax Secured Revenue (continued):

      6%, 11/15/2013 (Prerefunded 5/15/2010)                                                  2,240,000  (b)           2,666,026

      5.50%, 11/1/2026                                                                        2,200,000                2,466,772

      5.25%, 2/1/2029                                                                         4,000,000                4,382,920

State of New York:

   5%, 4/15/2009                                                                              2,000,000                2,223,500

   5.70% 3/15/2013 (Prerefunded 3/15/2005)                                                    2,000,000  (b)           2,143,220

New York State Dormitory Authority, Revenue:

  (Columbia University):

      5.125%, 7/1/2021                                                                        3,630,000                3,827,871

      5%, 7/1/2024                                                                            2,000,000                2,041,460

   Consolidated City University Systems:

      5.35%, 7/1/2009 (Insured; FGIC)                                                         3,000,000                3,359,160

      5.75%, 7/1/2013 (Insured; AMBAC)                                                        1,100,000                1,273,558

      5.625%, 7/1/2016                                                                        2,500,000                2,829,925

      5.75%, 7/1/2016 (Insured; FGIC)                                                         2,000,000                2,255,260

      5.75%, 7/1/2018                                                                         2,500,000                2,923,050

   Court Facilities, Lease 5.25%, 5/15/2012                                                   3,220,000                3,508,190

   Department of Health:

      5.75%, 7/1/2017 (Insured; MBIA)                                                         4,740,000                5,230,732

      (Roswell Park Cancer Center)

         6.625%, 7/1/2024 (Prerefunded 7/1/2005)                                              2,700,000  (b)           2,994,570

   Insured Mortgage, Hospital (Lutheran Medical

      Center) 5%, 8/1/2016 (Insured; MBIA)                                                    1,000,000                1,061,920

   (Lenox Hills Hospital Obligated Group)

      5.50%, 7/1/2030                                                                         1,000,000                1,022,390

   (Manhattan College) 5.50%, 7/1/2016                                                        2,000,000                2,203,380

   (Miriam Osborne Memorial Home)

      6.875%, 7/1/2019 (Insured; ACA)                                                         1,475,000                1,667,871

   (New York University)

      5.50%, 7/1/2040 (Insured; AMBAC)                                                        3,500,000                3,934,980

   (North Shore Long Island Jewish Group)

      5.50%, 5/1/2033                                                                         1,000,000                1,027,550

   Secured Hospital:

      (New York Downtown Hospital)

         5.30%, 2/15/2020 (Insured; MBIA)                                                     2,500,000                2,664,850

      (North General Hospital) 5.75%, 2/15/2016                                               4,035,000                4,510,000

   State Personal Income Tax, Education

      5.375%, 3/15/2022                                                                       1,000,000                1,061,930

   State University Educational Facilities:

      5.875%, 5/15/2017                                                                       2,060,000                2,375,427

      6%, 5/15/2025 (Prerefunded 5/15/2005)                                                   3,825,000  (b)           4,182,293

      Lease 5.50%, 7/1/2026 (Insured; FGIC)                                                   1,475,000                1,565,816

8
                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

New York State Dormitory Authority, Revenue (continued):

  State University Educational Facilities (continued):

  (Winthrop-South Nassau University Hospital

      Obligated Group) 5.50%, 7/1/2023                                                        1,825,000                1,872,322

New York State Energy Research and Development Authority,

  Gas Facilities Revenue (Brooklyn Union Gas Co. Project)

   6.368%, 4/1/2020                                                                           5,000,000                5,715,600

New York State Environmental Facilities Corp.:

  Clean Water and Drinking Water Revenue

    (New York City Municipal Water Project)

      5.25%, 6/15/2019                                                                        3,000,000                3,222,390

   PCR (Pilgrim State Sewer Project) 6.30%, 3/15/2016                                         5,200,000                5,343,052

   (Pooled Financing Program) 5.25%, 6/15/2013                                                2,780,000                3,124,859

New York State Housing Finance Agency, Revenue:

   Health Facilities 6%, 11/1/2007                                                            6,000,000                6,591,660

   (Housing Mortgage Project)

      6.10%, 11/1/2015 (Insured; FSA)                                                         1,780,000                1,895,593

   (LooseStrife Fields Apartments and Fairway Manor)

      6.75%, 11/15/2036 (Insured; FHA)                                                        5,725,000                5,876,369

   Service Contract Obligation:

      6%, 9/15/2016 (Prerefunded 9/15/2008)                                                   1,770,000  (b)           2,051,041

      6%, 9/15/2016                                                                             370,000                  411,840

      6%, 9/15/2016 (Prerefunded 9/15/2006)                                                   6,535,000  (b)           7,455,782

      5.50%, 9/15/2018                                                                        2,000,000                2,179,920

New York State Medical Care Facilities Finance Agency,

  Hospital & Nursing Home Insured Mortgage Revenue:

      6.125%, 2/15/2015 (Insured; FHA)                                                        4,025,000                4,302,524

      6.125%, 2/15/2015 (Insured; FHA)

         (Prerefunded 2/15/2007)                                                              1,105,000  (b)           1,229,522

      6.125%, 2/15/2015 (Insured; MBIA)                                                       3,075,000                3,291,111

      6.125%, 2/15/2015 (Insured; MBIA)

         (Prerefunded 2/15/2007)                                                                910,000  (b)           1,012,548

New York State Mortgage Agency, Homeowner Revenue:

   6%, 4/1/2017                                                                               2,000,000                2,110,680

   6.05%, 4/1/2026                                                                              450,000                  450,122

New York State Power Authority:

   5%, 11/15/2013                                                                             3,000,000                3,307,320

   7.30%, 11/15/2015 (Insured; MBIA)                                                          3,000,000  (c,d)         3,463,080

   5%, 11/15/2020                                                                             2,500,000                2,598,525

New York State Thruway Authority:

  Highway and Bridge Trust Fund

      5.50%, 4/1/2016 (Insured; FGIC)                                                         1,225,000                1,355,585

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

New York State Thruway Authority (continued):

  Service Contract Revenue, Local Highway and Bridge:

      6%, 4/1/2012                                                                            1,230,000                1,392,053

      6%, 4/1/2012 (Prerefunded 4/1/2007)                                                     1,965,000  (b)           2,271,009

      6.25%, 4/1/2014 (Prerefunded 4/1/2005)                                                  2,000,000  (b)           2,182,100

      5.75%, 4/1/2019                                                                         2,000,000                2,335,400

      5.25%, 4/1/2020                                                                         3,295,000                3,730,302

New York State Urban Development Corp.,

  Correctional and Youth Facilities, Service

    Contract Revenue:

         5.25%, 1/1/2010                                                                      2,000,000                2,221,220

         5%, 1/1/2009                                                                         2,000,000                2,175,060

   Correctional Facilities Revenue:

      5.50%, 1/1/2014                                                                         3,000,000                3,338,220

      5.50%, 1/1/2014 (Insured; FSA)                                                          3,000,000                3,403,560

      5.375%, 1/1/2015 (Insured; FSA)                                                         3,000,000                3,308,010

   State Personal Income Tax, Facilities and

      Equipment 5.50%, 3/15/2020 (Insured; FGIC)                                              3,000,000                3,293,340

Newburgh Industrial Development Agency, IDR (Bourne and

  Kenney Redevelopment Co.):

      5.65%, 8/1/2020 (Guaranteed; SONYMA)                                                       25,000                   26,120

      5.75%, 2/1/2032 (Guaranteed; SONYMA)                                                    1,535,000                1,591,089

Niagara County Industrial Development Agency, SWDR:

   5.55%, 11/15/2024                                                                          1,500,000                1,571,595

   5.625%, 11/15/2014                                                                         2,000,000                2,087,000

Niagara Frontier Transportation Authority, Airport Revenue

  (Buffalo Niagara International Airport)

   6.125%, 4/1/2014 (Insured; AMBAC)                                                          2,700,000                2,809,836

North Country Development Authority, Solid Waste

  Management System Revenue

   6%, 5/15/2015 (Insured; FSA)                                                               2,260,000                2,664,133

Onondaga County Industrial Development Agency,

  Sewer Facilities Revenue

   (Bristol Meyers Squibb Co. Project) 5.75%, 3/1/2024                                        4,000,000                4,292,080

Orange County Industrial Development Agency,

  Life Care Community Revenue

   (Glenn Arden Inc. Project) 5.625%, 1/1/2018                                                1,000,000                  876,920

10
                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

Port Authority of New York and New Jersey:

   5.80%, 11/1/2010 (Insured; FGIC)                                                           6,910,000                7,370,966

   Special Obligation Revenue

      (Special Project-JFK International Air Terminal)

      6.25%, 12/1/2013 (Insured; MBIA)                                                        5,000,000                5,675,400

Rensselaer County Industrial Development Agency, IDR

   (Albany International Corp.) 7.55%, 6/1/2007                                               4,000,000                4,659,120

Tobacco Settlement Financing Corp., Revenue:

   5.50%, 6/1/2018                                                                            1,000,000                1,058,460

   5.25%, 6/1/2022 (Insured; AMBAC)                                                           2,510,000                2,622,323

Triborough Bridge and Tunnel Authority,

  General Purpose Revenue:

      5.25%, 11/15/2016                                                                       2,000,000                2,179,320

      6.125%, 1/1/2021                                                                        5,000,000                5,998,900

      5.50%, 1/1/2030 (Prerefunded 1/1/2022)                                                  2,000,000  (b)           2,253,740

Ulster County Industrial Development Agency, Civic

   Facility (Benedictine Hospital Project) 6.45%, 6/1/2024                                    1,950,000                1,784,348

Yonkers Industrial Development Agency, Civic Facility

  Revenue (Saint Joseph Hospital of Yonkers)

   5.90%, 3/1/2008                                                                            3,900,000                3,618,732

U.S. RELATED--5.0%

Children's Trust Fund of Puerto Rico, Tobacco

   Settlement Revenue
   6%, 7/1/2026 (Prerefunded 7/1/2010)                                                        2,695,000  (b)           3,192,632

Commonwealth of Puerto Rico, Public Improvement:

   5.50%, 7/1/2015 (Insured; FSA)                                                                25,000                   28,783

   9.573%, 7/1/2015                                                                           3,800,000  (c,d)         4,949,918

Puerto Rico Electric Power Authority, Power Revenue

   5.625%, 7/1/2019 (Insured; FSA)                                                            3,000,000                3,376,530

Puerto Rico Highway and Transportation Authority,

  Transportation Revenue

   5.75%, 7/1/2019 (Insured; MBIA)                                                            2,420,000                2,754,468

Puerto Rico Infrastructure Financing Authority

   5.50%, 10/1/2032                                                                           1,500,000                1,622,040

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $290,017,482)                                                                                               307,974,490

                                                                                                     The Fund  11

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
SHORT-TERM MUNICIPAL INVESTMENT--.7%                                                          Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK;

New York City Transitional Finance Authority,

  Revenue, VRDN 1.08%

  (Liquidity Facility; Bayerische Landesbank)

   (cost $2,200,000)                                                                          2,200,000  (e)           2,200,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT (cost $292,217,482)                                                              97.6%              310,174,490

CASH AND RECEIVABLES (NET)                                                                         2.4%                7,676,092

NET ASSETS                                                                                       100.0%              317,850,582

12

Summary of Abbreviations

ACA                       American Capital Access                             MBIA                      Municipal Bond
                                                                                                          Investors Assurance
                                                                                                          Insurance Corporation

AMBAC                     American Municipal Bond                             PCR                       Pollution Control Revenue
                            Assurance Corporation

FGIC                      Financial Guaranty                                  RRR                       Resources Recovery Revenue
                            Insurance Company

FHA                       Federal Housing Administration                      SONYMA                    State of New York
                                                                                                          Mortgage Agency

FSA                       Financial Security Assurance                        SWDR                      Solid Waste Disposal Revenue

IDR                       Industrial Development Revenue                      VRDN                      Variable Rate Demand Notes

LR                        Lease Revenue


Summary of Combined Ratings (Unaudited)


Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              49.0

AA                               Aa                              AA                                               30.3

A                                A                               A                                                12.3

BBB                              Baa                             BBB                                               2.3

Not Rated(f)                     Not Rated(f)                    Not Rated(f)                                      6.1

                                                                                                                 100.0

(A)  NON INCOME PRODUCING SECURITY--INTEREST PAYMENTS IN DEFAULT.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
     PERIODICALLY.

(D)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31,
     2003, THESE SECURITIES AMOUNTED TO $16,176,378 OR 5.1% OF NET ASSETS.

(E)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.

(F)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD AND
     POOR'S, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO
     THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           292,217,482   310,174,490

Cash                                                                  1,374,402

Interest receivable                                                   5,221,433

Receivable for investment securities sold                             1,524,063

Prepaid expenses                                                         11,749

                                                                    318,306,137
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           233,201

Payable for shares of Common Stock redeemed                             161,053

Accrued expenses                                                         61,301

                                                                        455,555
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      317,850,582
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     297,900,760

Accumulated net realized gain (loss) on investments                   1,992,814

Accumulated net unrealized appreciation
  (depreciation) on investments                                      17,957,008
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      317,850,582
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(100 million shares of $.001 par value Common Stock authorized)      15,914,754

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   19.97

SEE NOTES TO FINANCIAL STATEMENTS.

14

STATEMENT OF OPERATIONS

Year Ended October 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     16,892,341

EXPENSES:

Management fee--Note 3(a)                                            1,985,626

Service plan fees and prospectus--Note 3(b)                            661,875

Shareholder servicing costs--Note 3(b)                                 134,922

Custodian fees--Note 3(b)                                               38,004

Registration fees                                                       17,414

Prospectus and shareholders' reports                                    17,353

Professional fees                                                       16,592

Directors' fees and expenses--Note 3(c)                                 11,523

Loan commitment fees--Note 2                                             4,738

Miscellaneous                                                           23,259

TOTAL EXPENSES                                                       2,911,306

INVESTMENT INCOME--NET                                              13,981,035
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              1,955,887

Net unrealized appreciation (depreciation) on investments          (3,207,098)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (1,251,211)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                12,729,824

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  15

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                             -----------------------------------
                                                     2003                2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         13,981,035          15,169,475

Net realized gain (loss) on investments         1,955,887           3,969,184

Net unrealized appreciation (depreciation)
   on investments                              (3,207,098)         (1,206,310)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   12,729,824          17,932,349
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (13,942,718)         (15,148,140)

Net realized gain on investments              (3,100,197)                   --

TOTAL DIVIDENDS                              (17,042,915)         (15,148,140)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 121,938,084          87,613,137

Dividends reinvested                           12,255,623          10,597,397

Cost of shares redeemed                     (143,758,192)        (110,979,329)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 (9,564,485)         (12,768,795)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (13,877,576)          (9,984,586)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           331,728,158          341,712,744

END OF PERIOD                                 317,850,582          331,728,158
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     6,064,461           4,395,845

Shares issued for dividends reinvested            609,357             530,883

Shares redeemed                               (7,128,907)          (5,559,286)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (455,089)            (632,558)

SEE NOTES TO FINANCIAL STATEMENTS.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                       Year Ended October 31,
                                                                 -------------------------------------------------------------------

                                                                 2003           2002(a)        2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            20.26          20.10          19.19          18.65         20.66

Investment Operations:

Investment income--net                                            .85(b)         .90(b)         .92            .94           .94

Net realized and unrealized
   gain (loss) on investments                                    (.10)           .17            .91            .58         (1.77)

Total from Investment Operations                                  .75           1.07           1.83           1.52          (.83)

Distributions:

Dividends from investment income--net                            (.85)          (.91)          (.92)          (.94)         (.93)

Dividends from net realized gain
   on investments                                                (.19)           --            (.00)(c)       (.04)         (.25)

Total Distributions                                             (1.04)          (.91)          (.92)          (.98)        (1.18)

Net asset value, end of period                                  19.97          20.26          20.10          19.19         18.65
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 3.77           5.46           9.74           8.36         (4.16)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .88            .89            .89            .91           .92

Ratio of net investment income
   to average net assets                                         4.22           4.54           4.67           4.96          4.72

Portfolio Turnover Rate                                         31.28          26.35          17.77          18.98         32.53
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         317,851        331,728        341,713        329,891       360,546

(A)  AS REQUIRED, EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT
     SECURITIES. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED OCTOBER 31, 2002
     WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED
     AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND
     INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS
     THAN .01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO
     NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN
     PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  17

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

General New York Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a
sales    charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

18

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $12,072 during the period ended October 31, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

                                                             The Fund  19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At October 31, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $329,963, undistributed long-term capital gains $1,666,237 and unrealized appreciation $18,003,107.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2003 and October 31, 2002, were as follows: tax exempt income $13,942,718 and $15,148,140 and long-term capital gains $3,100,197 and $0, respectively.

During the period ended October 31, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $38,316, increased accumulated net realized gain (loss) on investments by $41,592 and decreased paid-in capital by $3,276. Net assets were not affected by this reclassification.

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2003, the fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1/2% of the value of the fund's average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will

20

bear such excess expense. During the period ended October 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund's shares, for servicing shareholder accounts, ("Servicing") and for advertising and marketing relating to the fund. The Plan provides payments to be made at an aggregate annual rate of .20 of 1% of the value of the fund's average daily net assets. The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, such aggregate amount not to exceed the greater of $100,000 or .005 of 1% of the value of the fund's average daily net assets for any full fiscal year. During the period ended October 31, 2003, the fund was charged $661,875 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $97,287 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(D) A .10% redemption fee is charged and retained by the Ffund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended October 31, 2003, redemption fees charged and retained by the fund amounted to $57,601.

                                                             The Fund  21

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2003, amounted to $100,618,552 and $118,134,688, respectively.

At October 31, 2003, the cost of investments for federal income tax purposes was $292,171,383; accordingly, accumulated net unrealized appreciation on investments was $18,003,107, consisting of $21,407,933 gross unrealized appreciation and $3,404,826 gross unrealized depreciation.

22

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General New York Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of General New York Municipal Bond Fund, Inc., including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General New York Municipal Bond Fund, Inc. at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                              [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
December 15, 2003

                                                             The Fund  23


IMPORTANT TAX INFORAMTION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended October 31, 2003:

  --all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular federal income tax and, for individuals who are New York residents, New York State and New York City personal income taxes).

  --the fund hereby designates $.1875 per share as a long-term capital gain distribution paid on December 6, 2002.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2003 calendar year on Form 1099-DIV which will be mailed by January 31, 2004.

24

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD MEMBER (1988)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

*  Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

PEGGY C. DAVIS (60)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                                                             The Fund  25

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

ERNEST KAFKA (70)

BOARD MEMBER (1988)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
  (1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

NATHAN LEVENTHAL (60)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
  2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Movado Group, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND' S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER

26

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                                                             The Fund  27

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

GREGORY S. GRUBER, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Accounting Manager - Municipal Bond Funds of the Manager, and an officer of 29 investment companies (comprised of 58 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 1981.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

28
                  For More Information

                        GENERAL NEW YORK
                        MUNICIPAL BOND FUND, INC.
                        200 Park Avenue
                        New York, NY 10166

                        MANAGER

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        CUSTODIAN

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        TRANSFER AGENT &
                        DIVIDEND DISBURSING AGENT

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        DISTRIBUTOR

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  949AR1003


EXHIBIT A:

               General             Lehman
               New York            Brothers
               Municipal           Municipal
  PERIOD       Bond                Bond
               Fund, Inc.          Index *

 10/31/93       10,000             10,000
 10/31/94        9,341              9,564
 10/31/95       10,554             10,983
 10/31/96       11,047             11,609
 10/31/97       12,001             12,595
 10/31/98       12,978             13,605
 10/31/99       12,438             13,364
 10/31/00       13,478             14,502
 10/31/01       14,791             16,026
 10/31/02       15,599             16,966
 10/31/03       16,188             17,833

* Source: Lipper Inc.



Item 2.  Code of Ethics.

     The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

     The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

By:   STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  December 19, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  December 19, 2003

                                  EXHIBIT INDEX

          (a)(1) Code of ethics referred to in Item 2.

          (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

          (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)